Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables, due from Intelsat Global	$ 33.9	$ 16.8	$ 5.0
Insurance proceeds receivable related to New Dawn partial loss		10.4
Other receivables, due from JSAT International, Inc.		12.2
New Dawn [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Insurance proceeds receivable related to New Dawn partial loss		$ 23.9